Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Summary Of Significant Accounting Policies [Line Items]
Federal reserve bank required reserve	$ 4,610,000
Other real estate owned	4,654,604	4,470,249
Useful life of intangible assets	10 years
Net Carrying Amount, Core deposits	2,514,000
Advertising expense	394,363	419,873
Goodwill	12,276,040	10,620,814
Goodwill, acquired during period	$ 1,655,225